RECLAMATION AND REMEDIATION PROVISION - Reclamation and remediation provision roll-forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RECLAMATION AND REMEDIATION PROVISION
Reclamation and remediation provision, beginning balance	$ 27,420	$ 27,411
Acquisition of Beadell (note 5)	12,909
Change in estimates	13,389	(888)
Accretion expense	1,840	897
Foreign exchange	(16)
Reclamation and remediation provision, ending balance	$ 55,574	$ 27,420